Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006424 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.69%
C000006424 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.94%
C000006424 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006424 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006424 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000006424 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.49%
C000006424 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000006424 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
C000006424 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000006424 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000006424 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000006424 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006424 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006424 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000006426 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.69%
C000006426 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.94%
C000006426 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000006426 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006426 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000006426 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.49%
C000006426 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000006426 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
C000006426 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000006426 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000006426 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000006426 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006426 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006426 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000135931 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	79.69%
C000135931 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.94%
C000135931 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000135931 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000135931 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000135931 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.49%
C000135931 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000135931 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
C000135931 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000135931 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135931 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000135931 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000135931 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135931 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%